UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  July 31, 2020

Item 1. Report to Stockholders.

Retail Class  (AKREX)
Institutional Class  (AKRIX)
Supra Institutional Class  (AKRSX)

ANNUAL REPORT
July 31, 2020

Important Notice:
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Akre Focus Fund’s (the “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.akrefund.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (877) 862-9556.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (877) 862-9556.

Akre Focus Fund

Table of Contents

Shareholder Letter	2
Sector Allocation	5
Performance Charts and Analysis	6
Schedule of Investments	9
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Report of Independent Registered Public Accounting Firm	28
Expense Examples	29
Statement Regarding Liquidity Risk Management Program	31
Trustees and Executive Officers	32
Additional Information	38
Privacy Notice	40

Akre Focus Fund
September 2020

Dear Fellow Shareholders:

The extent to which daily life has changed since our last letter six months ago is nothing short of remarkable.  There is no clear end in sight to the mask-wearing, social distancing, and working from home or not at all.  Yet, for those who own financial assets and have benefited from the stimulus and backstop measures taken by central banks and governments worldwide, times could be much worse.  As of this writing, the S&P 500® Index hovers near its record high while simultaneously the unemployment rate is higher than the peak reached during 2009.  These are times of dissonance.

The table below shows the returns for the Akre Focus Fund over various periods and since inception ended July 31, 2020.  While the Fund’s performance over this past year is gratifying on a number of fronts, our focus remains on the long-term record of compounding.

Akre Focus Fund Total Annualized Returns as of July 31, 2020
	1 Year	3 Year	5 Year	10 Year	Since Inception (8/31/09)
Akre Focus Fund – Retail (AKREX)	18.54	22.22	17.10	18.27	17.13
Akre Focus Fund – Institutional (AKRIX)	18.85	22.55	17.42	18.58	17.44
S&P 500® Index	11.96	12.01	11.49	13.84	13.59

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling (877) 862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense ratio (gross) for the Retail Class and Institutional Class shares is 1.32% and 1.05%, respectively. See the Financial Highlights in this report for the most current expense ratios.

As unmoored as these times are, we steer by the same stars.  We wrote at the end of March that “instead of thinking about shocks, we think about ‘shock absorbers’ and the best we know of are (1) owning great businesses, (2) purchasing at reasonable valuations, (3) holding cash when purchasing at reasonable valuations proves elusive.  We believe the Fund has all three shock absorbers firmly in place.”  The Fund’s cash position at January 31, 2020, was 16.8% of Fund assets, which proved fortuitous during the ensuing short-lived bear market, when the S&P 500® Index dropped 34% from its February 19th high to its March 23rd bottom.  It is crucial for our fellow shareholders to understand that we feel no pressure to invest cash in the name of staying “fully invested” at all times.  We appreciate that cash compounds at a negligible rate.  But we also believe cash can be an accelerant of long-term returns when it is reserved for “highest and best” opportunities rather than sprinkled pro-rata up and down the portfolio.  In short, we do not look at cash to determine whether to buy stocks; we look at stocks to determine whether to deploy cash.

Akre Focus Fund
From February through May, we deployed over $1.7 billion of cash into positions old and new, over $1.1 billion or 65% of that during March.  Cash and equivalents stood at 7.7% of Fund assets as of July 31st.  Despite the unprecedented swiftness and steepness of the market’s decline, our process served us well.  Our practice is to set clear and regularly updated buy-price targets on all businesses we own or are interested in owning.  That practice informed both the cash build-up into February as well as our ability to react quickly and systematically in deploying cash when opportunities abounded.  As many of you know, our discipline does not include the setting and use of sell-price targets which we view as contrary to our goal of uninterrupted compounding in exceptional businesses.

Our top five contributors to performance over the past year have been Moody’s, American Tower, Mastercard, CoStar Group, and SBA Communications.  CoStar Group is new to the Fund in the past year and even newer to the top five holdings following our participation in the company’s secondary offering in May.  We have long admired CoStar Group and are pleased to finally reflect that esteem in our holdings.

Our bottom five detractors from performance for the past year were Fortive, Markel, Dollar Tree, Ubiquiti, and TD Ameritrade.  Recent performance notwithstanding, we exited entirely from Fortive, Ubiquiti, and TD Ameritrade during the past year to concentrate further in other names.

Our top ten holdings as of July 31, 2020, comprised approximately 68% of the Fund’s net assets and were:

Top Ten Holdings as of July 31, 2020	Percentage of Net Assets
American Tower Corp.	10.9%
Mastercard, Inc. - Class A	10.5%
Moody’s Corp.	9.9%
Visa, Inc. - Class A	6.7%
CoStar Group, Inc.	5.4%
SBA Communications Corp.	5.2%
CarMax, Inc.	5.1%
O’Reilly Automotive, Inc.	5.0%
Constellation Software, Inc.	4.9%
Roper Technologies, Inc.	4.7%

In closing, we once again wish to express our gratitude to our shareholders.  We wrote in March, as the COVID and related economic crisis was unfolding, that your behavior, especially during tough times, is a critical factor in the Fund’s outcomes.  The truth of this was demonstrated yet again in early 2020.  The calendar year is not over, and with the pandemic ongoing and a contentious election looming, the outlook feels as uncertain as at any time in recent memory.  We have to remind ourselves that there is never such a thing as certainty in regards to an investment outlook.  Our investment process does not hinge on elections or even global pandemics, which fall into the category of “shocks,” but on the aforementioned “shock absorbers.”  And all three shock absorbers remain firmly in place.

We thank you for your support of the Akre Focus Fund and hope you will join us for our next semi-annual investor call.

Sincerely,

Chuck, John, & Chris
Akre Capital Management, LLC

Akre Focus Fund
In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for October 28, 2020, at 4:00 PM Eastern Time.

On the call, we will discuss our outlook, provide some more detail about our investments, and answer questions you may have.  Please submit any questions in advance by email to questions@akrecapital.com by October 23, 2020.  We look forward to our chat on October 28, 2020.

Akre Focus Fund Conference Call Information

Date:	October 28, 2020
Time:	4:00 PM Eastern Time
Domestic Dial In:	(866) 483-5508

No Conference ID is required for this call. Please follow the voice prompt.

Opinions expressed are those of the advisor, Akre Capital Management, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

Must be preceded or accompanied by a current prospectus.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC.  One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund
SECTOR ALLOCATION at July 31, 2020 (Unaudited)

Sector	Percent of Net Assets
Information Technology	27.4%
Financials	18.9
Real Estate	16.1
Industrials	13.2
Consumer Discretionary	12.6
Health Care	2.4
Communication Services	1.7
Cash & Equivalents[1]	7.7
Total	100.0%

1  Includes cash and other assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund
Retail Class
Value of $10,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns
for the Periods	One	Three	Five	Ten
Ended July 31, 2020	Year	Year	Year	Year	Value
Akre Focus Fund –
Retail Class	18.54%	22.22%	17.10%	18.27%	$53,556
S&P 500® Index	11.96	12.01	11.49	13.84	36,558

This chart illustrates the performance of a hypothetical $10,000 investment made on July 31, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund
Institutional Class
Value of $250,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns
for the Periods	One	Three	Five	Ten
Ended July 31, 2020	Year	Year	Year	Year	Value
Akre Focus Fund –
Institutional Class	18.85%	22.55%	17.42%	18.58%	$1,374,559
S&P 500® Index	11.96	12.01	11.49	13.84	913,941

This chart illustrates the performance of a hypothetical $250,000 investment made on July 31, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund
Supra Institutional Class
Value of $300,000,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns			Since
for the Periods	One	Three	Inception
Ended July 31, 2020	Year	Year	(8/31/2015)	Value
Akre Focus Fund –
Supra Institutional Class	18.96%	22.66%	18.77%	$699,024,380
S&P 500® Index	11.96	12.01	13.11	549,893,715

This chart illustrates the performance of a hypothetical $300,000,000 investment made on August 31, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at July 31, 2020

Shares		Value
COMMON STOCKS: 92.2%

Capital Markets: 15.9%
11,500,000	Brookfield Asset
	Management,
	Inc. –
	Class A	$371,795,000
14,526,670	KKR & Co.,
	Inc. – Class A	513,808,318
5,222,244	Moody’s Corp.	1,469,017,237
		2,354,620,555
Entertainment: 1.7%
5,469,400	Live Nation
	Entertainment,
	Inc. [1]	256,022,614
Equity Real Estate
Investment Trusts: 16.1%
6,149,293	American
	Tower Corp.	1,607,363,697
2,465,000	SBA
	Communications
	Corp.	767,946,100
		2,375,309,797
Health Care Equipment
& Supplies: 2.3%
1,655,300	Danaher Corp.	337,350,140

Industrial Conglomerates: 4.7%
1,600,600	Roper
	Technologies,
	Inc.	692,179,470

Insurance: 3.0%
426,000	Markel Corp. [1]	444,974,040

IT Services: 17.2%
5,025,200	Mastercard,
	Inc. – Class A	1,550,424,956
5,222,600	Visa, Inc. –
	Class A	994,383,040
		2,544,807,996
Multiline Retail: 2.5%
4,051,264	Dollar Tree,
	Inc. [1]	378,185,495

Professional Services: 8.5%
940,053	CoStar Group,
	Inc. [1]	798,819,437
2,400,000	Verisk
	Analytics,
	Inc.	452,904,000
		1,251,723,437
Software: 10.2%
1,100,000	Adobe, Inc. [1]	488,752,000
1,528,900	Alarm.com
	Holdings,
	Inc. [1]	107,084,156
609,764	ANSYS, Inc. [1]	189,392,698
612,500	Constellation
	Software, Inc.	724,496,342
		1,509,725,196
Specialty Retail: 10.1%
7,746,521	CarMax, Inc. [1]	751,180,142
1,543,200	O’Reilly
	Automotive,
	Inc. [1]	736,692,816
		1,487,872,958
TOTAL COMMON STOCKS
(Cost $5,642,452,851)		13,632,771,698

CONVERTIBLE PREFERRED STOCKS: 0.1%

Health Care Equipment
& Supplies: 0.1%
10,000	Danaher Corp.,
	5.000%	12,250,400
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $10,000,000)		12,250,400
TOTAL INVESTMENTS
IN SECURITIES: 92.3%
(Cost $5,652,452,851)		13,645,022,098
Other Assets in Excess
of Liabilities: 7.7%		1,144,800,619
TOTAL NET ASSETS: 100.0%		$14,789,822,717

[1]	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund
STATEMENT OF ASSETS AND LIABILITIES at July 31, 2020

ASSETS
Investments in unaffiliated securities, at value
(Cost $5,652,452,851)	$13,645,022,098
Cash	1,148,273,569
Receivables:
Fund shares sold	20,572,240
Dividends and interest	2,010,080
Securities lending income, net	1
Prepaid expenses	275,756
Total assets	14,816,153,744

LIABILITIES
Payables:
Investment advisory fees	11,019,953
Fund shares redeemed	10,692,249
Shareholder servicing fees	1,850,272
Distribution fees – Retail Class	1,218,994
Fund administration fees	525,196
Transfer agent fees	423,326
Fund accounting fees	194,633
Custody fees	62,909
Audit fees	25,100
Trustees fees	17,182
Chief Compliance Officer fees	2,167
Other accrued expenses	299,046
Total liabilities	26,331,027
NET ASSETS	$14,789,822,717

COMPONENTS OF NET ASSETS
Paid-in capital	$6,877,543,696
Total distributable (accumulated) earnings (losses)	7,912,279,021
Total net assets	$14,789,822,717
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$6,134,596,172
Shares of beneficial interest issued and outstanding	121,308,708
Net asset value, offering price, and redemption price per share	$50.57
Institutional Class:
Net assets	$7,615,987,081
Shares of beneficial interest issued and outstanding	146,608,770
Net asset value, offering price, and redemption price per share	$51.95
Supra Institutional Class:
Net assets	$1,039,239,464
Shares of beneficial interest issued and outstanding	19,913,786
Net asset value, offering price, and redemption price per share	$52.19

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund
STATEMENT OF OPERATIONS For the Year Ended July 31, 2020

INVESTMENT INCOME
Dividends from unaffiliated securities
(net of $973,379 foreign withholding tax)	$73,146,844
Interest	21,186,951
Income from securities lending, net	365,987
Other income	5,244
Total investment income	94,705,026

EXPENSES
Investment advisory fees	112,635,893
Distribution fees – Retail Class	14,216,051
Shareholder servicing fees – Retail Class	5,345,235
Shareholder servicing fees – Institutional Class	4,748,287
Administration fees	3,020,091
Transfer agent fees – Institutional Class	1,210,237
Transfer agent fees – Retail Class	1,140,742
Transfer agent fees – Supra Institutional Class	29,184
Fund accounting fees	1,111,991
Registration expense	597,447
Reports to shareholders	467,427
Custody fees	357,490
Trustees fees	226,076
Miscellaneous expenses	110,054
Insurance expenses	30,664
Audit fees	25,100
Chief Compliance Officer fees	12,166
Legal fees	11,514
Interest expense	1,400
Total expenses	145,297,049
Net investment income (loss)	(50,592,023)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	174,675,398
Change in net unrealized appreciation/depreciation on investments	2,172,702,324
Net realized and unrealized gain (loss) on investments	2,347,377,722
Net increase (decrease) in net assets resulting from operations	$2,296,785,699

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2020	July 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(50,592,023)	$(24,847,782)
Net realized gain (loss) on unaffiliated investments	174,675,398	126,898,865
Net realized gain (loss) on affiliated investments	—	20,897,026
Change in unrealized appreciation/depreciation
on unaffiliated investments	2,172,702,324	1,911,176,531
Change in net unrealized appreciation/depreciation
on affiliated investments	—	(57,173,096)
Net increase (decrease) in net assets
resulting from operations	2,296,785,699	1,976,951,544

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(167,778,005)	(21,453,479)
Net distributions to shareholders – Institutional Class	(161,675,454)	(17,384,316)
Net distributions to shareholders –
Supra Institutional Class	(25,194,597)	(3,305,408)
Total distributions to shareholders	(354,648,056)	(42,143,203)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class[1]	(214,736,625)	405,175,645
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class[1]	1,615,808,009	1,053,209,885
Increase (decrease) in net assets derived
from net change in outstanding shares –
Supra Institutional Class[1]	46,206,067	73,499,611
Total increase (decrease) in net assets
from capital share transactions	1,447,277,451	1,531,885,141
Total increase (decrease) in net assets	3,389,415,094	3,466,693,482

NET ASSETS
Beginning of year	11,400,407,623	7,933,714,141
End of year	$14,789,822,717	$11,400,407,623

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	July 31, 2020		July 31, 2019
Retail Class	Shares	Value	Shares	Value
Shares sold	37,460,709	$1,670,106,947	33,124,193	$1,273,958,053
Shares issued in
reinvestment
of distributions	3,598,188	158,392,240	589,033	20,486,587
Shares redeemed[2]	(46,146,294)	(2,043,235,812)	(23,391,847)	(889,268,995)
Net increase (decrease)	(5,087,397)	$(214,736,625)	10,321,379	$405,175,645

[2]	Net of redemption fees of $438,760 and $152,167, respectively.

	Year Ended		Year Ended
	July 31, 2020		July 31, 2019
Institutional Class	Shares	Value	Shares	Value
Shares sold	65,543,112	$2,974,666,123	40,692,911	$1,593,765,764
Shares issued in
reinvestment
of distributions	3,089,777	139,503,431	411,808	14,639,763
Shares redeemed[3]	(33,007,490)	(1,498,361,545)	(14,294,933)	(555,195,642)
Net increase (decrease)	35,625,399	$1,615,808,009	26,809,786	$1,053,209,885

[3]	Net of redemption fees of $192,891 and $133,051, respectively.

	Year Ended		Year Ended
	July 31, 2020		July 31, 2019
Supra Institutional Class	Shares	Value	Shares	Value
Shares sold	2,840,575	$130,568,785	3,567,866	$137,589,570
Shares issued in
reinvestment
of distributions	13	577	2	81
Shares redeemed[4]	(1,785,288)	(84,363,295)	(1,626,766)	(64,090,040)
Net increase (decrease)	1,055,300	$46,206,067	1,941,102	$73,499,611

[4]	Net of redemption fees of $12,104 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS

	Year Ended July 31,
	2020	2019	2018	2017	2016
Net asset value,
beginning of year	$43.95	$36.17	$28.87	$25.01	$23.98

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.25)	(0.16)	(0.16)	(0.14)	(0.12)
Net realized and unrealized
gain (loss) on investments	8.20	8.13	7.66	4.05	1.15
Total from investment operations	7.95	7.97	7.50	3.91	1.03

LESS DISTRIBUTIONS
From net realized gain	(1.33)	(0.19)	(0.20)	(0.05)	—
Total distributions	(1.33)	(0.19)	(0.20)	(0.05)	—
Proceeds from redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$50.57	$43.95	$36.17	$28.87	$25.01
Total return	18.54%	22.17%	26.06%	15.64%	4.30%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$6,134.6	$5,555.0	$4,198.6	$3,663.9	$3,364.1
Portfolio turnover rate	4%	3%	4%	10%	13%

RATIOS
Ratio of expenses to
average net assets	1.31%	1.32%	1.32%	1.33%	1.34%
Ratio of net investment income
(loss) to average net assets	(0.55)%	(0.41)%	(0.48)%	(0.56)%	(0.54)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS

	Year Ended July 31,
	2020	2019	2018	2017	2016
Net asset value,
beginning of year	$45.00	$36.93	$29.39	$25.39	$24.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.14)	(0.06)	(0.07)	(0.07)	(0.06)
Net realized and unrealized
gain (loss) on investments	8.42	8.32	7.81	4.12	1.17
Total from investment operations	8.28	8.26	7.74	4.05	1.11

LESS DISTRIBUTIONS
From net realized gain	(1.33)	(0.19)	(0.20)	(0.05)	—
Total distributions	(1.33)	(0.19)	(0.20)	(0.05)	—
Proceeds from redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$51.95	$45.00	$36.93	$29.39	$25.39
Total return	18.85%	22.50%	26.41%	15.96%	4.57%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$7,616.0	$4,993.9	$3,108.7	$2,087.9	$1,531.0
Portfolio turnover rate	4%	3%	4%	10%	13%

RATIOS
Ratio of expenses to
average net assets	1.05%	1.05%	1.05%	1.05%	1.06%
Ratio of net investment income
(loss) to average net assets	(0.30)%	(0.15)%	(0.20)%	(0.28)%	(0.26)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

SUPRA INSTITUTIONAL CLASS
					Period
					Ended
	Year Ended July 31,				July 31,
	2020	2019	2018	2017	2016[1]
Net asset value,
beginning of year/period	$45.16	$37.03	$29.44	$25.41	$23.36

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.09)	(0.02)	(0.04)	(0.05)	(0.04)
Net realized and unrealized
gain (loss) on investments	8.45	8.34	7.83	4.13	2.09
Total from investment operations	8.36	8.32	7.79	4.08	2.05

LESS DISTRIBUTIONS
From net realized gain	(1.33)	(0.19)	(0.20)	(0.05)	—
Total distributions	(1.33)	(0.19)	(0.20)	(0.05)	—
Proceeds from redemption fees	0.00 [3]	—	—	—	—
Net asset value, end of year/period	$52.19	$45.16	$37.03	$29.44	$25.41
Total return	18.96%	22.60%	26.54%	16.07%	8.78%[4]

SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$1,039.2	$851.6	$626.4	$457.2	$315.1
Portfolio turnover rate	4%	3%	4%	10%	13%[4,5]

RATIOS
Expenses to average net assets	0.95%	0.95%	0.95%	0.96%	1.00%[6]
Net investment income (loss)
to average net assets	(0.19)%	(0.05)%	(0.11)%	(0.18)%	(0.17)%[6]

[1]	The Supra Institutional Class commenced operations on August 31, 2015.
[2]	Calculated using the average shares outstanding method.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Portfolio turnover is calculated at the total Fund level.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020

NOTE 1 – ORGANIZATION

The Fund is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies.” The Fund commenced operations on August 31, 2009.

The Fund offers Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing and transfer agent fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,632,771,698	$—	$—	$13,632,771,698
Convertible
Preferred Stocks	12,250,400	—	—	12,250,400
Total Investments
in Securities	$13,645,022,098	$—	$—	$13,645,022,098

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of the year ended July 31, 2020, the Fund deferred, on a tax basis, late year losses of $39,732,042 and post-October losses of $40,035,419.

As of July 31, 2020, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of July 31, 2020, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Akre Capital Management, LLC (the “Advisor”) determines that the value of illiquid investments held by the Fund exceeds 15% of its net asset value, the Advisor will report the occurrence to the Trust as soon as practicable after the occurrence is observed, but no less than within one

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

business day of verification of the occurrence. The information provided on any such report shall include an explanation of the extent and causes of the occurrence, the duration of the occurrence, and how the Advisor intends to bring the Fund's illiquid investments back within the 15% limit within a reasonable period of time. The Advisor shall notify the Trust if the amount of the Fund's illiquid investments that are assets remains above the 15% limit 30 calendar days from the initial occurrence (and at each consecutive 30 day period thereafter).

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2020, the following adjustments were made[1]:

Distributable (Accumulated)
Earnings (Losses)	Paid-In Capital
$23,585,739	$(23,585,739)

[1] These differences were primarily due to net operating loss and foreign currency adjustments.

K.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures.

L.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the year ended July 31, 2020 are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.49%, 1.24%, and 1.17% for the Retail Class, Institutional Class, and Supra Institutional Class, respectively, of each class’s average daily net assets (the “Expense Caps”). The current Expense Caps for the Retail Class, Institutional Class, and Supra Institutional Class are in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. Each of the Fund’s classes operated below the current Expense Caps and accordingly, the Advisor did not waive any fees or reimburse expenses for the year ended July 31, 2020.  Any amount due from the Advisor is paid monthly to the Fund, if applicable.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended July 31, 2020, are disclosed in the Statement of Operations.

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund.  U.S. Bank N.A. is an affiliate of Fund Services.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  For the year ended July 31, 2020, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations. Prior to the acquisition of the Distributor by Foreside Financial Group, LLC on March 31, 2020, the Distributor was a wholly-owned subsidiary of U.S. Bank N.A., which made U.S. Bank N.A. an affiliate of the Fund. During the period August 1, 2019 through March 31, 2020, U.S. Bank N.A. received $21,555 in shareholder servicing fees.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of its total asset value to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of July 31, 2020, the Fund did not have any securities on loan.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Z (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Income from securities lending, net”) is reflected in the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2020, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $2,244,318,014 and $465,011,615, respectively.

There were no purchases, sales, or maturities of long-term U.S. Government securities for the year ended July 31, 2020.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2020, and the year ended July 31, 2019, for the Fund was as follows:

	July 31, 2020	July 31, 2019
Distributions paid from:
Long-term capital gain[1]	$354,648,056	$42,143,203

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

As of the fiscal year ended July 31, 2020, the components of distributable (accumulated) earnings (losses) on a tax basis were as follows2:

Cost of investments	$5,652,975,616
Gross tax unrealized appreciation	8,006,590,399
Gross tax unrealized depreciation	(14,543,917)
Net tax unrealized appreciation (depreciation)	7,992,046,482
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Total distributable earnings	—
Other distributable (accumulated) earnings (losses)	(79,767,461)
Total distributable (accumulated) earnings (losses)	$7,912,279,021

[2]	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the year ended July 31, 2020, was as follows:

Maximum available credit	$200,000,000
Largest amount outstanding on an individual day	15,511,000
Average daily loan outstanding when in use	15,511,000
Credit facility outstanding as of July 31, 2020	—
Average interest rate when in use	3.25%

Interest expense for the year ended July 31, 2020, is disclosed in the Statement of Operations, if applicable.

NOTE 8 – ELECTION OF TRUSTEES TO THE BOARD OF TRUSTEES OF THE TRUST (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on June 17, 2020. The Meeting was held for all series of the Trust. All Trust shareholders of record, in the aggregate across all series of the Trust, were entitled to attend or submit proxies. As of the record date, April 20, 2020, the Trust had 980,568,279 shares outstanding. The results of the voting for the proposal were as follows:

Proposal: Election of Trustees
to the Board of Trustees of the Trust	For Votes	Votes Withheld
1. Eric W. Falkeis	681,049,390	10,981,441
2. Kathleen T. Barr	681,250,626	10,779,780
3. Ashi S. Parikh	681,087,446	10,940,163

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS July 31, 2020 (Continued)

Accordingly, effective June 17, 2020, the Board of Trustees of Professionally Managed Portfolios consists of the following individuals, each of whom has been elected by shareholders:

Kathleen T. Barr, Independent Trustee	Ashi S. Parikh, Independent Trustee
Wallace L. Cook, Independent Trustee	Carl A. Froebel, Independent Trustee
Eric W. Falkeis, Independent Trustee	Steven J. Paggioli, Independent Trustee

NOTE 9 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Akre Focus Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Akre Focus Fund and
The Board of Trustees of Professionally Managed Portfolios

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Akre Focus Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 28, 2020

Akre Focus Fund
EXPENSE EXAMPLES For the Six Months Ended July 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses

The “Actual” lines of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee is currently charged by Fund Services.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account will be charged an annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.  The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual line under the heading titled, “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

Akre Focus Fund
EXPENSE EXAMPLES For the Six Months Ended July 31, 2020 (Unaudited) (Continued)

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, each hypothetical line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	2/1/2020	7/31/2020	2/1/2020 – 7/31/2020[1]
Retail Class Actual	$1,000.00	$1,097.70	$6.88

Hypothetical (5% return
before expenses)	1,000.00	1,018.30	6.62
Institutional Class Actual	1,000.00	1,099.20	5.48

Hypothetical (5% return
before expenses)	1,000.00	1,019.64	5.27
Supra Institutional	1,000.00	1,099.70	5.01
Class Actual

Hypothetical (5% return
before expenses)	1,000.00	1,020.09	4.82

[1]
For the Fund’s Retail, Institutional, and Supra Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.32%, 1.05%, and 0.96%, respectively, multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Akre Focus Fund
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated the Advisor to serve as the administrator of the program. Personnel of the Advisor conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Advisor.

Under the program, the Advisor manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Advisor’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Advisor regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Akre Focus Fund
TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years, and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[3] and	Occupation	Complex[2]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust[1]
Kathleen T. Barr	Trustee	Indefinite	Former owner of	1	Independent
(born 1955)		Term; Since	a registered		Director,
c/o U.S. Bank Global		November	investment adviser,		Muzinich BDC,
Fund Services		2018.	Productive		Inc. (August
2020 E. Financial Way			Capital		2019 to
Suite 100			Management,		present);
Glendora, CA 91741			Inc.; formerly,		Independent
			Chief		Trustee for the
			Administrative		William Blair
			Officer, Senior		Funds (2013
			Vice President and		to present)
			Senior Managing		(21 series);
			Director of Allegiant		Independent
			Asset Management		Trustee for the
			Company (merged		AmericaFirst
			with PNC Capital		Quantitative
			Advisors, LLC in		Funds (2012 to
			2009); formerly,		2016).
Chief Administrative
Officer, Chief
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

Akre Focus Fund
TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[3] and	Occupation	Complex[2]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Wallace L. Cook	Trustee	Indefinite	Investment	1	Trustee,
(born 1939)		Term; Since	Consultant; formerly,		The Dana
c/o U.S. Bank Global		May	Chief Executive		Foundation.
Fund Services		1991.	Officer, Rockefeller
2020 E. Financial Way			Trust Co., (prior
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international consumer
products conglomerate.)

Eric W. Falkeis	Trustee	Indefinite	Chief Executive	1	Independent
(born 1973)		Term; Since	Officer, Tidal ETF		Director,
c/o U.S. Bank Global		September	Services LLC (2018		Muzinich BDC,
Fund Services		2011.	to present); formerly,		Inc. (August
2020 E. Financial Way	Chair-	Indefinite	Chief Operating Officer,		2019 to
Suite 100	person	Term; Since	Direxion Funds (2013		present);
Glendora, CA 91741		August	to 2018); formerly,		Interested
		2019.	Senior Vice President		Trustee, Tidal
			and Chief Financial		ETF Trust (2018
			Officer (and other		to present)
			positions), U.S. Bancorp		(8 series);
			Fund Services, LLC.		Former
Interested
Trustee,
Direxion Funds
(22 series),
Direxion Shares
ETF Trust
(112 series) and
Direxion
Insurance Trust
(2013 to 2018).

Akre Focus Fund
TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[3] and	Occupation	Complex[2]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Carl A. Froebel	Trustee	Indefinite	Formerly, President	1	None.
(born 1938)		Term; Since	and Founder,
c/o U.S. Bank Global		May	National Investor
Fund Services		1991.	Data Services, Inc.
2020 E. Financial Way			(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant;	1	Independent
(born 1950)		Term; Since	formerly, Executive		Director,
c/o U.S. Bank Global		May	Vice President,		Muzinich BDC,
Fund Services		1991.	Investment Company		Inc. (August
2020 E. Financial Way			Administration, LLC		2019 to
Suite 100			(mutual fund		present);
Glendora, CA 91741			administrator).		Independent
Trustee, AMG
Funds
(49 series);
Advisory Board
Member,
Sustainable
Growth
Advisers, LP.

Akre Focus Fund
TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[3] and	Occupation	Complex[2]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Ashi S. Parikh	Trustee	Indefinite	Investment	1	Independent
(born 1966)		Term; Since	professional; formerly,		Trustee, PNC
c/o U.S. Bank Global		June	Chief Executive and		Funds (2018 to
Fund Services		2020.	Chief Investment		2019) (32 series);
2020 E. Financial Way			Officer and various		Interested
Suite 100			other positions,		Trustee,
Glendora, CA 91741			RidgeWorth		RidgeWorth
			Investments, LLC		Funds (2014 to
			(global investment		2017) (35 series);
			management firm)		Board of
			(2006 to 2017);		Directors
			formerly, Chief		Member,
			Investment Officer		Investment
			Institutional Growth		Working Group,
			Equities, Eagle Asset		The Ohio State
			Management (financial		University
			advisor); formerly		Endowments
			Sr. Managing Director,		and Foundation
			Growth Equities,		(2016 to
			Banc One		present); Board
			Investment Advisors		of Directors,
			(financial advisor).		World Methodist
Council,
Investment
Committee
(2018 to
present).

Akre Focus Fund
TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[3] and	Occupation	Complex[2]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Officers of the Trust
Elaine E. Richards	President	Indefinite	Senior Vice	Not	Not
(born 1968)		Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		March	Bank Global
Fund Services		2013.	Fund Services
2020 E. Financial Way	Secretary	Indefinite	since July 2007.
Suite 100		Term; Since
Glendora, CA 91741		February
2008.

Carl G. Gee, J.D.	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1990)	Secretary	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		March	Bank Global
Fund Services		2020.	Fund Services
615 East Michigan St.			since August 2016;
Milwaukee, WI 53202			Summer Associate,
Husch Blackwell
LLP (2015);
Law Clerk, Brady
Corporation
(global printing
systems, labels
and safety
products company)
(2014 to 2015).

Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term; Since	U.S. Bank	Applicable.	Applicable.
c/o U.S. Bank Global		March	Global Fund
Fund Services		2017.	Services since
615 East Michigan St.	Treasurer	Indefinite	June 2006.
Milwaukee, WI 53202		Term; Since
August
2016.

Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bank Global
Fund Services		2016.	Fund Services LLC
615 East Michigan St.			since June 2005.
Milwaukee, WI 53202

Akre Focus Fund
TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[3] and	Occupation	Complex[2]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bank Global
Fund Services		2016.	Fund Services
615 East Michigan St.			since November
Milwaukee, WI 53202			2007.

Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bank Global
Fund Services		2017.	Fund Services
615 East Michigan St.			since October
Milwaukee, WI 53202			2006.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term; Since	President and	Applicable.	Applicable.
c/o U.S. Bank Global	ance	July	Compliance
Fund Services	Officer	2011.	Officer, U.S. Bank
615 East Michigan St.	Anti-		Global Fund
Milwaukee, WI 53202	Money		Services since
	Laundering		August 2004.
Officer
Vice
President

[1]	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

[3]
Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021).

Akre Focus Fund
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended July 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from the net investment income designated as the qualified dividend income was 0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2020, was as follows:

Akre Focus Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2020, was as follows:

Akre Focus Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (877) 862-9556.

Akre Focus Fund
INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at (877) 862-9556 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

Akre Focus Fund
PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms,

• Information you give us verbally, and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 W. Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Akre Focus Fund
	Ticker	CUSIP
Retail Class	AKREX	742935117
Institutional Class	AKRIX	742935125
Supra Institutional Class	AKRSX	74316P751

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis, Steven J. Paggioli, and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2020	FYE 7/31/2019
Audit Fees	$22,400	$22,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2020	FYE 7/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2020	FYE 7/31/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    October 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    October 7, 2020

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    October 6, 2020

* Print the name and title of each signing officer under his or her signature.